Guarantee	6 Months Ended
Sep. 30, 2025
Guarantee [Abstract]
GUARANTEE

NOTE 17 – GUARANTEE

On April 12, 2021, Taizhou Suxuantang signed a financial guarantee agreement with Jiangsu Changjiang Commercial Bank for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $387,796 (equivalent of RMB 2,800,000) for three-year period, which expires on April 11, 2024. On April 23, 2021, Taizhou Suxuantang signed a financial guarantee agreement with Jiangsu Changjiang Commercial Bank for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $304,696 (equivalent of RMB 2,200,000) for three-year period, which expires on April 22, 2027. Taizhou Suxuantang is obliged to pay on behalf of the related party the principal, interest, penalty and other expenses if Taizhou Jiutian Pharmaceutical Co. Ltd. defaults in payment. The Company did not charge financial guarantee fees over Taizhou Jiutian Pharmaceutical Co. Ltd.

Terminated Guarantee Agreement for Jianping Zhou

On October 28, 2013, Taizhou Suxuantang entered into a financial guarantee agreement with Fenlan Xu, guaranteeing repayment of an $803,291 (RMB 5,800,000) loan to Jianping Zhou (no stated maturity date, the “2013 Guarantee Agreement”)

Material Update: Termination of the 2013 Guarantee Agreement

The 2013 Guarantee Agreement was terminated in September 2025. Prior to termination, the death of Jianping Zhou (subsequent to the prior fiscal year-end) had triggered Taizhou Suxuantang’s potential repayment obligation under the agreement. However, concurrent with the termination, Taizhou Jiutian Pharmaceutical Co. Ltd. executed an assumption agreement with Taizhou Suxuantang, under which it assumed all repayment liabilities related to the loan (including principal, interest accrued from January 1, 2021, penalties and other expenses)

This assumption agreement fully released Taizhou Suxuantang from all future obligations under the 2013 Guarantee Agreement. As of September 30, 2025, the Company has no remaining contingent liabilities or exposure related to this arrangement. The Company did not charge any financial guarantee fees in connection with the 2013 Guarantee Agreement.

The Company has not made any payment under the above guarantee agreements for the six months ended September 30, 2025 and 2024. Based on management’s evaluation of the likelihood of the guarantee being called upon, the need for the Company to fulfill its obligations under these agreements is considered remote at this time